Property and equipment, net (Tables)	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
Property and equipment, net consisted of the following:

	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
Machinery and electronic equipment	197,777	219,956
Transportation vehicles	5,654	4,990
Office and other equipment	20,614	21,399
Leasehold improvements	44,747	57,317
Construction in progress	7,938	15,621
Property and equipment	276,730	319,283
Less: accumulated depreciation	(148,653)	(175,130)
Less: impairment	(7,292)	(6,894)
Property and equipment, net	120,785	137,259

Schedule of depreciation expenses of property and equipment
Depreciation on property and equipment was allocated as follows:

	Six Months Ended June 30,
	2023	2024
	RMB	RMB
Cost of revenues	375	539
Selling, general and administrative expenses	15,034	14,509
Research and development expenses	11,675	12,226
Total depreciation	27,084	27,274